Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Global Net Lease, Inc.
Entity Central Index Key	0001526113
Document Type	POS EX
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description	Reclassification
Entity Filer Category	Large Accelerated Filer